Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2017
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Nov. 28, 2017
Delaware High-Yield Opportunities Fund | Class A
Risk/Return:
Trading Symbol	DHOAX
Delaware High-Yield Opportunities Fund | Class C
Risk/Return:
Trading Symbol	DHOCX
Delaware High-Yield Opportunities Fund | Class R
Risk/Return:
Trading Symbol	DHIRX
Delaware High-Yield Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	DHOIX